Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011
Accounts receivable, allowances (in dollars)	$ 1,216
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	47,729,753
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized	74,892,833
Common stock, shares issued	18,011,035
Common stock, shares outstanding	18,011,035
Series A-1 preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	6,341,465
Preferred stock, shares issued	6,341,465
Preferred stock, shares outstanding	6,341,465
Preferred stock, liquidation preference	1,880
Series A-2 preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	9,448,220
Preferred stock, shares issued	9,448,220
Preferred stock, shares outstanding	9,448,220
Preferred stock, liquidation preference	7,033
Series B preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	12,737,605
Preferred stock, shares issued	12,686,855
Preferred stock, shares outstanding	12,686,855
Preferred stock, liquidation preference	19,888
Series C preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	10,759,630
Preferred stock, shares issued	10,759,630
Preferred stock, shares outstanding	10,759,630
Preferred stock, liquidation preference	18,487
Series D preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	8,442,833
Preferred stock, shares issued	8,442,833
Preferred stock, shares outstanding	8,442,833
Preferred stock, liquidation preference	$ 29,470